Annual Fund Operating Expenses - Tuttle Capital IBIT 0DTE Covered Call ETF [Member]	Aug. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.95%

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in Tuttle Capital IBIT 0DTE Covered Call (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Tuttle Capital IBIT 0DTE Subsidiary”). The Tuttle Capital IBIT 0DTE Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Tuttle Capital IBIT 0DTE Subsidiary’s assets, and for the payment and/or reimbursement of the Tuttle Capital IBIT 0DTE Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the Tuttle Capital IBIT 0DTE Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.